Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
June 30, 2025
AFF45-NPRT1-0825
1.833434.119
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	116,906	901,348
Fidelity Series Emerging Markets Debt Fund (b)	1,225,631	9,927,614
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	323,471	3,108,555
Fidelity Series Floating Rate High Income Fund (b)	207,877	1,841,790
Fidelity Series High Income Fund (b)	1,217,959	10,718,036
Fidelity Series International Credit Fund (b)	90,572	766,239
Fidelity Series International Developed Markets Bond Index Fund (b)	2,054,150	17,912,191
Fidelity Series Investment Grade Bond Fund (b)	68,807	694,949
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,580,659	89,203,947
Fidelity Series Real Estate Income Fund (b)	188,689	1,890,662
TOTAL BOND FUNDS (Cost $160,087,145)		136,965,331

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,976,762	168,806,806
Fidelity Advisor Series Growth Opportunities Fund (b)	6,608,766	119,420,404
Fidelity Series All-Sector Equity Fund (b)	5,913,117	78,348,803
Fidelity Series Commodity Strategy Fund (b)	40,667	3,695,830
Fidelity Series Intrinsic Opportunities Fund (b)	2,491,087	27,401,955
Fidelity Series Large Cap Stock Fund (b)	8,803,177	227,914,246
Fidelity Series Large Cap Value Index Fund (b)	1,278,796	22,059,227
Fidelity Series Opportunistic Insights Fund (b)	5,385,842	145,687,036
Fidelity Series Small Cap Core Fund (b)	528,849	6,166,374
Fidelity Series Small Cap Discovery Fund (b)	1,870,899	20,261,840
Fidelity Series Small Cap Opportunities Fund (b)	2,739,150	40,018,980
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,397,430	133,067,606
Fidelity Series Value Discovery Fund (b)	8,189,735	132,428,011
TOTAL DOMESTIC EQUITY FUNDS (Cost $750,314,320)		1,125,277,118

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,384,179	62,235,046
Fidelity Series Emerging Markets Fund (b)	5,130,464	52,382,036
Fidelity Series Emerging Markets Opportunities Fund (b)	9,787,416	209,646,456
Fidelity Series International Growth Fund (b)	8,158,985	161,955,852
Fidelity Series International Small Cap Fund (b)	1,389,256	27,562,842
Fidelity Series International Value Fund (b)	10,601,413	161,883,577
Fidelity Series Overseas Fund (b)	9,975,795	161,607,877
Fidelity Series Select International Small Cap Fund (b)	126,831	1,689,388
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $560,665,515)		838,963,074

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,080,000	1,078,868
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	930,000	928,289
US Treasury Bills 0% 7/24/2025 (d)	4.24	2,150,000	2,144,279
US Treasury Bills 0% 7/3/2025 (d)	4.18	350,000	349,918
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,800,000	1,793,750
US Treasury Bills 0% 8/28/2025 (d)	4.28	440,000	436,934
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,732,014)			6,732,038

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,240,180)	4.32	3,239,533	3,240,181

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,481,039,174)	2,111,177,742
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,012,903)
NET ASSETS - 100.0%	2,110,164,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	209	Sep 2025	28,023,765	239,751	239,751
ICE MSCI Emerging Markets Index Contracts (United States)	188	Sep 2025	11,594,900	215,171	215,171

TOTAL EQUITY CONTRACTS					454,922

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	239	Sep 2025	26,794,141	584,187	584,187
CBOT US Treasury Long Bond Contracts (United States)	467	Sep 2025	53,850,938	2,174,841	2,174,841

TOTAL INTEREST RATE CONTRACTS					2,759,028

TOTAL PURCHASED					3,213,950

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	142	Sep 2025	44,401,625	(1,569,802)	(1,569,802)

TOTAL FUTURES CONTRACTS					1,644,148
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,507,091.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,060,306	12,867,324	17,687,449	40,469	-	-	3,240,181	3,239,533	0.0%
Total	8,060,306	12,867,324	17,687,449	40,469	-	-	3,240,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	153,275,092	1,923,491	10,337,166	-	(41,364)	23,986,753	168,806,806	9,976,762
Fidelity Advisor Series Growth Opportunities Fund	107,206,769	1,357,173	12,720,934	-	1,169,000	22,408,396	119,420,404	6,608,766
Fidelity Advisor Series Small Cap Fund	259,405	-	253,081	-	16,394	(22,718)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	924,553	17,907	36,151	3,547	(7,443)	2,482	901,348	116,906
Fidelity Series All-Sector Equity Fund	68,587,701	2,067,802	2,390,461	-	(3,053)	10,086,814	78,348,803	5,913,117
Fidelity Series Canada Fund	55,105,984	1,051,012	2,067,553	-	222,424	7,923,179	62,235,046	3,384,179
Fidelity Series Commodity Strategy Fund	3,889,786	47,622	120,016	-	5,953	(127,515)	3,695,830	40,667
Fidelity Series Emerging Markets Debt Fund	9,816,116	277,074	323,928	145,830	(27,084)	185,436	9,927,614	1,225,631
Fidelity Series Emerging Markets Debt Local Currency Fund	2,944,240	33,262	90,371	-	(6,909)	228,333	3,108,555	323,471
Fidelity Series Emerging Markets Fund	47,134,118	1,675,295	1,870,303	-	(39,858)	5,482,784	52,382,036	5,130,464
Fidelity Series Emerging Markets Opportunities Fund	188,650,175	5,258,466	6,817,084	-	82,544	22,472,355	209,646,456	9,787,416
Fidelity Series Floating Rate High Income Fund	1,836,956	60,957	60,251	37,024	(3,461)	7,589	1,841,790	207,877
Fidelity Series High Income Fund	10,438,218	300,971	324,311	172,404	(5,021)	308,179	10,718,036	1,217,959
Fidelity Series International Credit Fund	750,350	9,481	-	9,480	-	6,408	766,239	90,572
Fidelity Series International Developed Markets Bond Index Fund	17,296,034	985,534	588,713	83,706	(9,689)	229,025	17,912,191	2,054,150
Fidelity Series International Growth Fund	143,676,121	6,033,672	4,244,754	-	50,152	16,440,661	161,955,852	8,158,985
Fidelity Series International Small Cap Fund	25,426,480	89,025	2,428,335	-	376,822	4,098,850	27,562,842	1,389,256
Fidelity Series International Value Fund	152,950,132	1,894,397	11,257,237	-	2,814,373	15,481,912	161,883,577	10,601,413
Fidelity Series Intrinsic Opportunities Fund	25,884,792	587,927	751,867	-	(39,892)	1,720,995	27,401,955	2,491,087
Fidelity Series Investment Grade Bond Fund	444,938	1,363,302	1,138,707	9,916	11,895	13,521	694,949	68,807
Fidelity Series Large Cap Stock Fund	207,199,040	2,902,913	13,475,949	-	1,345,171	29,943,071	227,914,246	8,803,177
Fidelity Series Large Cap Value Index Fund	20,572,484	1,294,120	600,976	-	(1,515)	795,114	22,059,227	1,278,796
Fidelity Series Long-Term Treasury Bond Index Fund	84,144,650	10,469,057	3,383,409	783,683	(1,307,907)	(718,444)	89,203,947	16,580,659
Fidelity Series Opportunistic Insights Fund	131,800,291	1,654,562	10,698,161	-	293,384	22,636,960	145,687,036	5,385,842
Fidelity Series Overseas Fund	145,052,138	2,381,734	4,547,928	-	551,414	18,170,519	161,607,877	9,975,795
Fidelity Series Real Estate Income Fund	1,891,593	51,438	60,256	27,501	(675)	8,562	1,890,662	188,689
Fidelity Series Select International Small Cap Fund	350,825	1,140,094	6,014	-	(37)	204,520	1,689,388	126,831
Fidelity Series Small Cap Core Fund	5,683,389	230,210	183,803	-	(31,036)	467,614	6,166,374	528,849
Fidelity Series Small Cap Discovery Fund	18,966,362	789,570	575,417	341,832	(25,833)	1,107,158	20,261,840	1,870,899
Fidelity Series Small Cap Opportunities Fund	37,075,620	975,132	1,540,878	-	106,524	3,402,582	40,018,980	2,739,150
Fidelity Series Stock Selector Large Cap Value Fund	121,458,595	9,879,018	3,377,314	-	(73,483)	5,180,790	133,067,606	9,397,430
Fidelity Series Value Discovery Fund	123,899,197	8,309,058	3,620,893	-	(30,795)	3,871,444	132,428,011	8,189,735
	1,914,592,144	65,111,276	99,892,221	1,614,923	5,390,995	216,003,329	2,101,205,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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